Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 302,892	1,882,901	1,494,099
Accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB14,112; March 31, 2014: RMB20,322 (US$3,269))	15,326	95,273	73,076
Inventories	5,080	31,583	10,265
Prepaid expenses and other receivables	5,954	37,010	11,602
Debt issuance costs	582	3,616	3,678
Deferred tax assets	1,233	7,664	5,454
Total current assets	331,067	2,058,047	1,598,174
Property, plant and equipment, net	100,804	626,632	468,272
Non-current prepayments	33,604	208,894	212,633
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB36,361; March 31, 2014: RMB42,703 (US$6,869))	36,275	225,496	249,370
Inventories	7,783	48,385	39,730
Intangible assets, net	19,392	120,549	125,170
Available-for-sale equity securities	23,204	144,247	88,404
Other investment	30,424	189,129	189,129
Debt issuance costs	1,263	7,854	11,667
Deferred tax assets	288	1,789	3,727
Total assets	584,104	3,631,022	2,986,276
Current liabilities
Bank loan	9,652	60,000	50,000
Accounts payable	1,677	10,422	9,890
Accrued expenses and other payables	16,498	102,559	84,006
Deferred revenue	31,599	196,432	172,328
Amounts due to related parties	3,452	21,453	11,241
Income tax payable	414	2,571	4,983
Deferred tax liabilities	627	3,900
Total current liabilities	63,919	397,337	332,448
Convertible notes	125,113	777,753	751,781
Non-current deferred revenue	132,540	823,921	530,258
Other non-current liabilities	26,395	164,077	107,158
Deferred tax liabilities	4,494	27,938	23,168
Total liabilities	352,461	2,191,026	1,744,813
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2013 and 2014, respectively	8	50	50
Additional paid-in capital	128,405	798,221	798,221
Treasury stock, at cost (March 31, 2013 and 2014: 136,899 shares, respectively)	(453)	(2,815)	(2,815)
Accumulated other comprehensive income	13,555	84,263	18,256
Retained earnings	89,331	555,323	423,420
Total equity attributable to China Cord Blood Corporation	230,846	1,435,042	1,237,132
Non-controlling interests	797	4,954	4,331
Total equity	231,643	1,439,996	1,241,463
Commitments and contingencies
Total liabilities and equity	$ 584,104	3,631,022	2,986,276